Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 4,097	$ 4,088	$ 9,096	$ 7,852
Tsakos Energy Management Limited (management fees)	4,043	3,886	8,073	7,826
Total expenses with related parties	8,924	9,009	18,346	17,706
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,325	1,333	3,166	2,552
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	3,891	3,811	7,769	7,676
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	322	324	658	635
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,279	2,391	4,612	4,475
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,107	$ 1,150	$ 2,141	$ 2,368